Director's Loans (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2016	Sep. 30, 2015	Mar. 31, 2018
Statement Line Items [Line Items]
Unsecured loan outstanding			$ 1,000,000
Lender [Member]
Statement Line Items [Line Items]
Repayments of loan			500,000
Lender [Member] | 2016 Loan Agreement [Member]
Statement Line Items [Line Items]
Unsecured loan outstanding	$ 1,000,000		$ 1,000,000
Loan term	3 years
Interest percentage	9.00%
Number of common share purchase warrants issued	10,000,000
Warrant expiry term	3 years
Warrants exercise price	$ 0.08
Loan due date	Nov. 26, 2016
Advance to fund mineral property acquisitions	$ 500,000
Lender [Member] | 2016 Loan Agreement [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Unsecured loan outstanding	$ 1,500,000
Lender [Member] | 2015 Loan Agreement [Member]
Statement Line Items [Line Items]
Unsecured loan outstanding		$ 500,000
Loan term		2 years
Interest percentage		7.00%
Number of common share purchase warrants issued		5,555,555
Warrant expiry term		2 years
Warrants exercise price		$ 0.09